Note 31 - Additional Information on the Cash Flow Statement	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]

31.    Additional information on the cash flow statement

Seems all non-cash effects are presented below:

	2024	2023
Addition to property, plant, and equipment in exchange for:
Lease	3,181	4,872
Financing	-	3,761
Suppliers (1)	-	15,241
Related parties	223	-
Non-cash effects	3,404	23,874

(1) During the year ended December 31, 2024, the amount of $7,164 was paid.